UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4250

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Municipal Series Trust
Schedules of Investments (unaudited)
December 31, 2008

California High-Yield Fund

Face Amount	Municipal Bonds	Rating†	Value

$1,000,000	California Department of Veterans Affairs (Home Purchase Rev.), 5.50% due 12/1/2018*	Aa2	$961,820
665,000	California Educational Facilities Authority Rev. (California Lutheran University), 5.25% due 10/1/2021	Baa1	521,752
2,000,000	California Educational Facilities Authority Rev. (Scripps College) 5% due 8/1/2031	A1	1,859,280
1,485,000	California Educational Facilities Authority Rev. (University of the Pacific), 5% due 11/1/2025	A2	1,228,407
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A2	590,183
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,784,265
2,280,000	California Housing Finance Agency (Multi-Family Housing Rev.), 5.375% due 2/1/2036*	Aa3	1,837,338
595,000	California Housing Finance Agency (Single Family Mortgage), 5.40% due 8/1/2028*	Aa3	509,540
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25% due 10/1/2034	A-‡	2,125,325
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5.625% due 8/15/2042	Aa3	2,199,375
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,091,340
1,000,000	Los Angeles, CA Municipal Improvement Corporation Lease Rev. (Capital Equipment), 5% due 9/1/2024	A2	977,630
2,360,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,265,506
500,000	Puerto Rico Electric Power Authority Rev., 5.375% due 7/1/2023	A3	423,095
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	3,598,410
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A2	3,000,480
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A3	1,530,919

Total Municipal Bonds — 81.3%			27,504,665

	Short-Term Holdings

3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034ø	NR	3,178,680
460,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	460,000
300,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VDRN, due 7/1/2039	VMIG 1	300,000
700,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VDRN, due 7/15/2036	VMIG 1	700,000
200,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	200,000
290,000	Montana Facilities Finance Authority Rev. (Sister of Charity), VRDN, due 12/1/2025	VMIG 1	290,000
200,000	New York City, NY GOs, VRDN, due 8/1/2018	VMIG 1	200,000

Total Short-Term Holdings — 15.8%			5,328,680

Total Investments — 97.1%			32,833,345
Other Assets Less Liabilities — 2.9%			978,208

Net Assets — 100.0%			$33,811,553

California Quality Fund

Face Amount	Municipal Bonds	Rating†	Value

$1,500,000	California Department of Water Resources Rev. (Central Valley Project), 5% due 12/1/2027	Aa2	$1,496,295
3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	Aa3	2,872,470
1,315,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 11/1/2025	A1	1,277,023
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	A2	2,834,220
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023††	Aaa	1,094,200
470,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	504,211
3,295,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	3,519,390
235,000	California State GOs, 5.375% due 10/1/2027ø	A1	252,106
1,750,000	California State University System Rev., 5% due 11/1/2027	Aa3	1,702,015
2,420,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A1	2,088,629
2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A+‡	1,592,140
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aa3	2,672,700
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	1,822,500
1,500,000	Regents of the University of California General Rev., 5% due 5/15/2026	Aa1	1,481,055
1,325,000	Riverside, CA Electric Rev., 5% due 10/1/2028	Aa3	1,270,317
1,500,000	Sacramento County, CA Airport System Rev., 5% due 7/1/2025	Aa3	1,480,110
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aa3	1,887,720
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	A1	489,645
1,530,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028	Aa3	1,481,851

Total Municipal Bonds — 80.1%			31,818,597

	Short-Term Holdings

500,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University), VRDN, due 7/1/2036	VMIG 1	500,000
810,000	Connecticut State Health & Education Rev. (Yale University), VRDN, due 7/1/2035	VMIG 1	810,000
550,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1	550,000
300,000	Massachusetts Health & Educational Facilities Rev., VRDN, due 11/1/2049	VMIG 1	300,000
300,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VDRN, due 7/15/2036	VMIG 1	300,000
500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	500,000
400,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Washington University), VRDN, due 3/1/2040	VMIG 1	400,000
300,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1	300,000
200,000	New York City, NY GOs, VRDN, due 8/1/2019	VMIG 1	200,000
3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aa2	3,018,600
300,000	Tompkins County, NY Industrial Development Agency Rev. Series A-2 (Civic Facility-Cornell University, VRDN, due 7/1/2037	VMIG 1	300,000

Total Short-Term Holdings — 18.1%			7,178,600

Total Investments — 98.2%			38,997,197
Other Assets Less Liabilities — 1.8%			707,142

Net Assets — 100.0%			$39,704,339

Florida Fund

Face Amount	Municipal Bonds	Rating†	Value

$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aa3	$1,590,380
320,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aa1	287,568
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	Baa1	2,010,150
1,000,000	Marion County, FL Hospital District Health System Rev. (Monroe Regional Health System), 5% due 10/1/2029	A2	681,030
10,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	10,333
1,000,000	Ocala FL Utility Systems Rev., 5% due 10/1/2024	A1	952,750
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020ø	A1	1,920,678
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033ø	Aa3	2,280,800
1,040,000	Polk County, FL Constitutional Fuel Tax Rev., 5% due 12/1/2020	Baa1	958,464
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019	A3	230,051
600,000	South Florida Water Management District Certificates of Participations Rev., (Master Lease Purchase Agreement), 5% due 10/1/2026	Aa3	570,792
1,000,000	St. Johns County, FL Transport Improvement Rev., 5% due 10/1/2026	A1	935,100
1,500,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029ø	AAA‡	1,648,889

Total Municipal Bonds — 69.3%			14,076,985

	Short-Term Holdings

1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,844,780
2,000,000	Hillsborough County, FL School Board Certificates of Participation, 6% due 7/1/2025ø	Aa3	2,073,260
1,990,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024ø	Aa2	2,081,878

Total Short-Term Holdings — 29.5%			5,999,918

Total Investments — 98.8%			20,076,903
Other Assets Less Liabilities — 1.2%			252,263

Net Assets — 100.0%			$20,329,166

North Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value

$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aa3	$1,345,338
685,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aa3	696,583
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	AAA‡	1,077,040
1,000,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025ø	AAA‡	1,066,540
750,000	Durham County, NC Public Improvement GOs, 5% due 6/1/2022	Aaa	784,027
750,000	Forsyth County, NC Certificates of Participation (Forsyth County School Project), 5% due 2/1/2026	Aa1	748,260
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022ø	AAA‡	243,518
250,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	Aa3	246,890
350,000	High Point, NC Combined System Enterprise Rev. FSA, 5% due 11/1/2028	Aa3	351,596
135,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	134,370
500,000	North Carolina Infrastructure Finance Corporation Certificates of Participation (State of North Carolina Repair and Renovation Projects), 5% due 6/1/2017	Aa1	541,100
1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	1,929,777
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024ø	AAA‡	1,133,030
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A2	1,002,680
500,000	Wilmington City, NC Water & Sewer System Rev., 5% due 6/1/2025	Aa3	507,265
250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028ø	AAA‡	273,167

Total Municipal Bonds — 91.8%			12,081,181

	Short-Term Holdings

400,000	New York City, NY GOs, VRDN, due 8/1/2021	VMIG 1	400,000
200,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	200,000
100,000	New York City, NY GOs, VRDN, due 8/15/2018	VMIG 1	100,000

Total Short-Term Holdings — 5.3%			700,000

Total Investments — 97.1%			12,781,181
Other Assets Less Liabilities — 2.9%			375,052

Net Assets — 100.0%			$13,156,233

†

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN – Variable rate demand notes.

Seligman Municipal Series Trust
Notes to Schedules of Investments (unaudited)
December 31, 2008

1.

Organization – Seligman Municipal Series Trust (the “Trust”) consists of four separate funds: the “California High-Yield Fund,” the “California Quality Fund,” the “Florida Fund,” and the “North Carolina Fund.”

2.

Security Valuation – Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by RiverSource Investments, LLC, the Trust’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees (the “Trustees”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Variable rate demand notes (VRDN) purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2008, the interest rates paid on these notes ranged from 0.70% to 1.25%.

3.

Fair Value Measurements – On October 1, 2008, the Trust adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques to measure fair value of the Trust’s investments and certain liabilities. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Trust, and unobservable inputs reflect the Trust’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of December 31, 2008 based on the level of inputs used:

	California High-Yield Fund	California Quality Fund	Florida Fund	North Carolina Fund

Valuation Inputs	Value

Level 1 – Quoted Prices in Active Markets for Identical Investments	—	—	—	—
Level 2 – Other Significant Observable Inputs	$32,833,345	$38,997,197	$20,076,903	$12,781,181
Level 3 – Significant Unobservable Inputs	—	—	—	—

Total	$32,833,345	$38,997,197	$20,076,903	$12,781,181

4.

Risk – Fixed-income securities owned by the Funds of the Trust are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Funds concentrate their investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

5.	At December 31, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

California High-Yield	$34,644,355	$1,100,274	$2,911,284	$(1,811,010)

California Quality	40,073,604	594,117	1,670,524	(1,076,407)

Florida	20,765,685	888,863	1,577,645	(688,782)

North Carolina	12,021,360	820,802	60,982	759,821

6.

Subsequent Events – On January 8, 2009, the Trustees approved in principle the mergers of the Florida Fund and the North Carolina Fund into Seligman National Municipal Class, a series of Seligman Municipal Fund Series, Inc. Completion of the mergers is subject to approval by shareholders of such Funds. It is currently anticipated that proxy materials regarding the mergers will be distributed to shareholders of the Funds during the first or second quarter of 2009, and that a Special Meeting of shareholders to consider such mergers will be scheduled for the second quarter of 2009.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

Patrick T. Bannigan
President and Chief Executive Officer

Date:	February 25, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	February 25, 2009

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.